Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Allowance for uncollectible accounts	$ 58	$ 53
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	200,605,170	200,371,701
Treasury stock, shares (in shares)	5,428,008	5,451,216